Offerings - Offering: 1	Oct. 31, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Amount Registered | shares	10,000,000
Proposed Maximum Offering Price per Unit	5.01
Maximum Aggregate Offering Price	$ 50,100,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,918.81
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional shares of the Registrant's common stock that become issuable under the Amended and Restated 2014 Equity Incentive Award Plan, as amended (the "Restated Plan"), by reason of any stock dividend, stock split, recapitalization or similar transaction effected without the Registrant's receipt of consideration which would increase the number of outstanding shares of common stock. (2) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) and Rule 457(c) promulgated under the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price for shares reserved for future issuance under the Restated Plan are based on the average of the high and the low price of Registrant's Common Stock as reported on The Nasdaq Global Market on October 29, 2025. (3) Represents the additional shares of the Registrant's common stock available for issuance under the Restated Plan resulting from an increase approved by the Registrant's stockholders on June 18, 2025. (4) The Registrant does not have any fee offsets.